Statutory Reserve and Restricted Net Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Statutory Reserve and Restricted Net Assets [Abstract]
Statutory surplus reserve percentage	10.00%	10.00%
Reserve registered capital percentage	50.00%	50.00%
Statutory totaled	$ 6,578	$ 6,578	$ 6,578
Restricted net assets	$ 1,206,578	$ 1,206,578	$ 1,206,578